Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	June 30, 2025	December 31, 2024
	EUR	EUR

Office equipment	21,563	7,550
Computer equipment	6,384	-
Furniture and fixtures	5,027	-
Motor vehicles	29,194	29,194
Leasehold improvements	5,006	-
Subtotal	67,174	36,744
Less accumulated depreciation and amortization	(7,847)	(5,609)
Net	59,327	31,135